SCHEDULE OF FUTURE MINIMUM CAPITAL EXPENDITURES ON THE CONSTRUCTION-IN-PROGRESS (Details) - Yumen CIP Project [Member]	Sep. 30, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Total	$ 5,000,000
2024
2025
2026